Other assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other assets
Advance to employees, vacations and 13th salary	R$ 16,706	R$ 1,842
Retentions for contingencies - Acquired	13,193	13,560
Prepaid expenses - Services	7,464	21,696
Advance to suppliers	6,141	7,102
Other	5,343	6,420
Total	48,847	50,620
Current assets	22,509	33,084
Non-current assets	R$ 26,338	R$ 17,536